Document and Entity Information	Nov. 24, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2025
Entity File Number	000-41850
Entity Registrant Name	Bed Bath & Beyond, Inc.
Entity Central Index Key	0001130713
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	433 W. Ascension Way
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	801
Local Phone Number	947-3100
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BBBY
Security Exchange Name	NYSE
Warrants to Purchase Shares of Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Shares of Common Stock
Trading Symbol	BBBY WS
Security Exchange Name	NYSE